INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Net operating loss carry forwards	¥ 33,325,461	¥ 22,656,515
Accrued warranty	5,071,844	11,947,031
Accrued payroll and social insurance		986,755
Deferred revenue	8,470,357	12,131,023
Allowance for doubtful accounts	7,037,684	1,136,674
Write-downs for inventories	825,208	1,793,858
Less: Valuation allowance	(40,764,285)	(24,508,473)	¥ (41,219,052)	¥ (62,864,281)
Total deferred income tax assets, net	13,966,269	26,143,383
Deferred income tax liabilities
Short-term investments	60,946	859,258
Property, plant and equipment	9,171,103	15,369,169
Total deferred income tax liabilities	9,232,049	16,228,427
Net deferred income tax assets	6,132,499	11,907,344
Net deferred income tax liabilities	¥ 1,398,279	¥ 1,992,388